Description of the Business	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DescriptionOfBusinessLineItems [Line Items]
Description of the Business

2	Description of the business

Naked Brand Group Limited (“the Company”) is a designer, distributor, wholesaler and retailer of women’s and men’s intimates apparel globally. The Company sells its merchandise through retail and outlet stores in New Zealand and Australia, wholesale operations in New Zealand, Australia, the United States and Europe, and through online channels. The Company operates both licenced and owned brands, including the following:

Licenced brands:
Heidi Klum
Fredericks of Hollywood

Owned brands:
Pleasure State
Davenport
Lovable
Bendon
Fayreform
Naked
VaVoom
Evollove
Hickory

The amounts in the financial statements have been rounded to the nearest thousand dollars.

Bendon Limited [Member]
DescriptionOfBusinessLineItems [Line Items]
Description of the Business

Description of business

Bendon Limited (“the Company”) is a designer, distributor, wholesaler and retailer of women’s and men’s intimates apparel globally. The Company sells its merchandise through retail and outlet stores in New Zealand and Australia, wholesale operations in New Zealand, Australia, the United States and Europe, and through online channels. The Company operates both licenced and owned brands, including the following:

Licenced brands:

Heidi Klum

Stella McCartney

Fredericks of Hollywood

Owned brands:

Pleasure State

Davenport

Lovable

Bendon

Fayreform

VaVoom

Evollove

Hickory

The financial report covers Bendon Limited and its controlled entities (‘the Group’). Bendon Limited is a for-profit Company, incorporated and domiciled in New Zealand.

The financial report was authorised for issue by the Directors on 28June 2018. Since then there have been developments in relation to the going concern described in Note 2(a). Which has been updated in this financial report. This financial report was authorised for issue by the Directors on 21 February 2019.”

Comparatives are consistent with prior periods, unless otherwise stated.

The amounts in the financial statements have been rounded to the nearest thousand dollars.